Credit Quality Indicators (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013 Loan		Dec. 31, 2012 Loan		Mar. 31, 2012	Dec. 31, 2011 Loan
Financing Receivable, Recorded Investment [Line Items]
Percent of Portfolio Contracts	100.00%		100.00%			100.00%
Total Contracts	145,210	[1]	140,748			137,293
Percentage of Portfolio Principal	100.00%		100.00%			100.00%
Loan Principal	$ 1,707,051		$ 1,601,710		$ 1,566,492	$ 1,466,680
A Plus
Financing Receivable, Recorded Investment [Line Items]
Average FICO Score	555	[2]	556	[2],[3]		557	[3]
Percent of Portfolio Contracts	10.30%		10.40%			10.40%
Total Contracts	15,019	[1]	14,660			14,270
Percentage of Portfolio Principal	10.50%		10.60%			10.70%
Loan Principal	178,406		169,023			156,935
A
Financing Receivable, Recorded Investment [Line Items]
Average FICO Score	540	[2]	539	[2],[3]		538	[3]
Percent of Portfolio Contracts	18.30%		18.50%			18.20%
Total Contracts	26,575	[1]	25,998			24,954
Percentage of Portfolio Principal	18.60%		18.80%			18.70%
Loan Principal	317,210		301,173			274,269
B
Financing Receivable, Recorded Investment [Line Items]
Average FICO Score	517	[2]	517	[2],[3]		516	[3]
Percent of Portfolio Contracts	37.30%		37.30%			36.80%
Total Contracts	54,078	[1]	52,476			50,582
Percentage of Portfolio Principal	38.00%		38.20%			38.30%
Loan Principal	648,685		612,084			561,738
C
Financing Receivable, Recorded Investment [Line Items]
Average FICO Score	504	[2]	503	[2],[3]		500	[3]
Percent of Portfolio Contracts	28.80%		28.40%			28.20%
Total Contracts	41,790	[1]	40,066			38,756
Percentage of Portfolio Principal	28.30%		27.80%			27.10%
Loan Principal	483,127		445,497			397,470
C Minus
Financing Receivable, Recorded Investment [Line Items]
Average FICO Score	489	[2]	488	[2],[3]		486	[3]
Percent of Portfolio Contracts	3.80%		3.90%			4.70%
Total Contracts	5,546	[1]	5,447			6,400
Percentage of Portfolio Principal	3.30%		3.30%			3.80%
Loan Principal	56,882		53,512			55,734
Internally Assigned Credit Grade D And Below
Financing Receivable, Recorded Investment [Line Items]
Average FICO Score	482	[2]	478	[2],[3]		475	[3]
Percent of Portfolio Contracts	1.50%		1.50%			1.70%
Total Contracts	2,202	[1]	2,101			2,331
Percentage of Portfolio Principal	1.30%		1.30%			1.40%
Loan Principal	$ 22,741		$ 20,421			$ 20,534

[1]	Excludes Carvana originations.
[2]	Average FICO score is provided as an external metric of credit quality. FICO score is not utilized as the primary tool in determining internal credit grade.
[3]	Average FICO score is provided as an external metric of credit quality, but is generally not utilized to determine internal credit grade. Our internal scoring model is the primary driver of our internal credit grade. Average FICO presented excludes originations with no FICO.